Consolidated Statements of Loss and Comprehensive Loss - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Profit or loss [abstract]
Revenue	$ 8,233,301	$ 6,481,910	$ 7,545,488
Cost of sales (Note 13)	(5,575,372)	(5,092,011)	(5,677,317)
Gross profit	2,657,929	1,389,899	1,868,171
EXPENSES
Amortization and depreciation (Note 6,7)	1,754,957	1,142,165	1,008,321
Development expenses (Note 7)	578,356	339,828	846,242
Selling and marketing (Note 14)	4,784,994	4,723,309	4,504,992
General and administrative (Note 15)	6,080,014	7,435,016	4,932,450
(Gain) loss on valuation of inventory (Note 5)	(161,450)	813,205	3,087,999
Loss (income) from water damage (Note 5)	(834,713)	544,967
Bad debts (recovered) (Note 4)	47,526	86,103	930,971
Impairment of intangibles (Note 7)			4,739,286
Impairment of goodwill			852,037
Share-based payments (Note 12)	930,564	2,888,704	1,338,931
Total operating expenses	13,180,248	17,973,297	22,241,229
Net operating loss	(10,522,319)	(16,583,398)	(20,373,058)
OTHER EXPENSES
Finance expense (Note 16)	841,815	181,413	1,984,040
Foreign exchange	(49,258)	586,794	108,632
Change in fair value of convertible promissory note		4,794,710	295,492
Change in fair value of warrant liability (Note 11)	1,517,389	(8,245,662)	(390,322)
Transaction costs (Note 17)	99,529	1,398,598	1,254,642
Total other expenses	2,409,475	(1,284,147)	3,252,484
Recovery of income taxes
Net loss for the year	(12,931,794)	(15,299,251)	(23,625,542)
Other comprehensive income
Translation adjustment		137,609	138,764
Comprehensive loss for the year	$ (12,931,794)	$ (15,161,642)	$ (23,486,778)
Weighted average shares (in Shares)	228,578	29,964	6,928
Basic loss per share (in Dollars per share)	$ (56.57)	$ (506)	$ (344.56)